Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial Liabilities Designated at Fair Value Through Profit or Loss and Investment Contract Liabilities [Abstract]
of which: Senior long-term debt issuances	€ 1,600	€ 285
of which: Repayments and extinguishments	505	612
Senior long-term debt [Abstract]
of which: Issuances	21,100	18,400
of which: Repayments and extinguishments	21,700	19,400
Total non-cash changes for Subordinated Long Term Debt	134
of which: Driven by FX movements	(314)
of which: Driven by FV changes	447
Non-cash changes for Trust Preferred Securities	(7)
of which: Driven by FV Changes	(9)
Cash and cash equivalents comprise [Abstract]
Of which at Russian Central Bank	554
Of which Demand Deposit at Russian Central Bank	27
Interest earning time deposits with central banks	20,500	16,100
Interest earning time deposits with banks	€ 1,800	€ 1,600